Revenues - geographical distribution of revenues from external customers (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Revenues
Revenues	$ 1,300,100	$ 2,014,769	$ 3,531,055	$ 3,975,140	$ 7,350,946	$ 3,513,788	$ 2,417,173
Canada
Revenues
Revenues	184,199	229,972	184,199	370,448	557,639	571,216	827,057
USA
Revenues
Revenues	1,018,301	1,784,797	3,249,256	3,604,692	6,086,527	2,692,599	1,407,063
Other
Revenues
Revenues	97,600		97,600		706,780	249,973	$ 183,053
Sale of electric boats
Revenues
Revenues	421,840	646,232	947,937	930,126	2,557,085	2,150,764
Sale of electric boats | Canada
Revenues
Revenues	184,199	229,972	184,199	370,448	557,639	571,216
Sale of electric boats | USA
Revenues
Revenues	140,041	416,260	666,138	559,678	1,292,666	1,329,575
Sale of electric boats | Other
Revenues
Revenues	97,600		97,600		706,780	249,973
Rental of electric boats
Revenues
Revenues	878,260	1,368,537	2,583,118	3,045,014	4,793,861	1,363,024
Rental of electric boats | USA
Revenues
Revenues	$ 878,260	$ 1,368,537	$ 2,583,118	$ 3,045,014	$ 4,793,861	$ 1,363,024